Investment property - Summary of movement of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Beginning of year balances	S/ 1,287,717	S/ 1,224,454	S/ 1,043,978
Additions	16,903	34,760	156,892
Valuation gain	7,111	19,146	21,969
Net transfers	(12,839)	9,357	1,615
Ending balance	S/ 1,298,892	S/ 1,287,717	S/ 1,224,454